FAIR VALUE MEASUREMENTS - Reconciliation of Beginning and Ending Balance of Level 3 Assets for US and Non-US Pension Plans (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets	$ 6,435	$ 7,260	$ 7,158
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets	358	382	357
Actual return on plan assets	11	7
Purchases, sales and settlements — net	(17)	6
Transfers into Level 3 — net		4
Net foreign currency translation adjustments	(18)	8
Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets	30	32	27
Actual return on plan assets	1	1
Purchases, sales and settlements — net	(3)	0
Transfers into Level 3 — net		4
Net foreign currency translation adjustments	0	0
Level 3 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets	17	27	30
Actual return on plan assets	2	(2)
Purchases, sales and settlements — net	(12)	(1)
Transfers into Level 3 — net		0
Net foreign currency translation adjustments	0	0
Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Plan Assets	311	323	$ 300
Actual return on plan assets	8	8
Purchases, sales and settlements — net	(2)	7
Transfers into Level 3 — net		0
Net foreign currency translation adjustments	$ (18)	$ 8